Annual Fund Operating Expenses - Anfield Enhanced Market ETF	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Anfield Enhanced Market ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.21%	[2]

[1]	Estimated for the current fiscal year.
[2]	The Fund's adviser, Anfield Capital Management, LLC (the “Adviser”), has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund through at least August 31, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Fund is expected to operate below the contractual fee waiver and/or expense reimbursement for the current fiscal year.